Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (a)	SCT Total Compensation for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average SCT Total Compensation for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income ($ in millions) (h)	Global Adjusted EBIT ($ in millions) (i)
2022	9,947,560	(4,437,094)	1,920,110	(1,740,310)	258.84	119.13	540.2	1,021.3
2021	15,785,920	57,406,163	4,809,719	12,822,996	306.09	161.56	725.7	2,301.7
2020	10,079,870	20,796,543	2,725,275	4,370,754	149.58	136.78	312.9	1,396.5

Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our Chief Executive Officer, Andrew Rees, for 2022, 2021, and 2020. Refer to “Compensation Tables—Summary Compensation Table” (above).Reflects the average of the total compensation paid to our Non-PEO NEOs, as shown in our “Summary Compensation Table.” The non-PEO NEOs included in each year are as follows:
•For 2020 and 2021, Anne Mehlman, Michelle Poole, Daniel Hart, and Elaine Boltz.
•For 2022, Anne Mehlman, Michelle Poole, Elaine Boltz, Richard Blackshaw, and Adam Michaels.

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the Dow Jones U.S. Footwear Total Return Index (“Peer Group Cumulative TSR”), which is the published industry index used for purposes of Item 201(e) of Regulation S-K, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, for the years ended December 31, 2022, 2021, and 2020.
PEO Total Compensation Amount	$ 9,947,560	$ 15,785,920	$ 10,079,870
PEO Actually Paid Compensation Amount	$ (4,437,094)	57,406,163	20,796,543
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid (“CAP”) to our PEO in 2022, 2021, and 2020 reflects the respective amounts set forth in column (b) of the Pay versus Performance table above, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. The dollar amounts represented in column (b) of the table above do not reflect the actual amount of compensation earned or paid to our PEO during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our PEO’s compensation for each fiscal year, refer to the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Rees’ SCT total compensation for each fiscal year to determine CAP:

	2022	2021	2020
SCT Total Compensation for PEO	$9,947,560	$15,785,920	$10,079,870
Less: Pension and Equity Values Reported in SCT for the Covered Year	(7,249,910)	(11,889,515)	(6,999,974)
Add: Year-End Fair Value of Equity Compensation Granted in the Covered Fiscal Year that were Unvested at End of Covered Fiscal Year	9,516,851	25,002,387	16,989,667
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—	4,046,479	—
Adjust for: Change in Fair Value of Outstanding Awards Made in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year	(4,242,006)	17,500,324	5,592,676
Adjust for: Change in Fair Value of Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year	(12,407,989)	6,960,568	(4,865,696)
Compensation Actually Paid to PEO	$(4,437,094)	$57,406,163	$20,796,543

PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance, except for the PSUs granted and vested in the same year, which are calculated using the volume-weighted intraday prices for the 30 trading days prior to and including the date of grant. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments in the fair values of unvested and outstanding equity awards to our PEO were remeasured as of
	the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For outstanding stock options, we used the Black-Scholes option pricing model as of the date of vest.
Non-PEO NEO Average Total Compensation Amount	$ 1,920,110	4,809,719	2,725,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,740,310)	12,822,996	4,370,754
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP to our non-PEO NEOs in 2022, 2021, and 2020 reflects the respective amounts set forth in column (d) of the Pay versus Performance table above, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. The dollar amounts represented in column (d) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our non-PEO NEOs’ compensation for each fiscal year, refer to the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the CAP:

	2022	2021	2020
SCT Total Compensation for Non-PEO NEOs	$1,920,110	$4,809,719	$2,725,275
Less: Pension and Equity Values Reported in SCT for the Covered Year	(623,650)	(3,331,484)	(1,477,440)
Add: Year-End Fair Value of Equity Compensation Granted in the Covered Fiscal Year that were Unvested at End of Covered Fiscal Year	673,633	5,857,186	3,334,360
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—	1,734,082	—
Adjust for: Change in Fair Value of Outstanding Awards Made in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year	(689,598)	2,825,013	509,415
Adjust for: Change in Fair Value of Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year	(2,000,071)	928,480	(720,856)
Adjust for: Awards Made in Prior Fiscal Years that were Forfeited During Covered Fiscal Year	(1,020,734)	—	—
Compensation Actually Paid to Non-PEO NEOs	$(1,740,310)	$12,822,996	$4,370,754

PSU grant date fair values are calculated using the stock price as of date of grant assuming actual performance, except for the PSUs granted and vested in the same year, which are calculated using the volume-weighted intraday prices for the 30 trading days prior to and including the date of grant. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments in the fair values of unvested and outstanding equity awards to our non-PEO NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measures
Global Adjusted EBIT
Global Free Cash Flow
Revenue
Adjusted EBITDA Operating Margin
ESG-Related Strategic Initiatives

Total Shareholder Return Amount	$ 258.84	306.09	149.58
Peer Group Total Shareholder Return Amount	119.13	161.56	136.78
Net Income (Loss)	$ 540,200,000	$ 725,700,000	$ 312,900,000
Company Selected Measure Amount	1,021,300,000	2,301,700,000	1,396,500,000
PEO Name	Andrew Rees
Additional 402(v) Disclosure [Text Block]	Represents the cumulative total shareholder return (“TSR”) of Crocs, Inc. for the years ended December 31, 2022, 2021, and 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (if any, and assuming dividend reinvestment, if applicable), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. All measurement periods noted begin on January 1, 2020 and end on December 31 of the respective year, so the 2020 value is a one-year TSR value, the 2021 value is a two-year TSR value, and the 2022 value is a three-year TSR value.Reflects net income in the Company’s consolidated statements of operations in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022, 2021, and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Global Adjusted EBIT
Non-GAAP Measure Description [Text Block]	Company-selected performance measure is global adjusted EBIT, which is calculated by excluding interest expenses, tax expense, foreign currency changes and non-recurring entries from GAAP net income attributable to common stockholders, including distribution center costs such as expansion and duplicate rent costs primarily related to our distribution centers and new headquarters, respectively, the step-up of HEYDUDE inventory costs to fair value upon the close of the acquisition on February 17, 2022, the shutdown of our direct operations in Russia, HEYDUDE acquisition and integration costs, and other costs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Global Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ESG-Related Strategic Initiatives
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	global adjusted EBIT
PEO [Member] | Pension And Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,249,910)	$ (11,889,515)	$ (6,999,974)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,516,851	25,002,387	16,989,667
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,046,479	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,242,006)	17,500,324	5,592,676
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,407,989)	6,960,568	(4,865,696)
Non-PEO NEO [Member] | Pension And Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(623,650)	(3,331,484)	(1,477,440)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	673,633	5,857,186	3,334,360
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,734,082	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(689,598)	2,825,013	509,415
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,000,071)	928,480	(720,856)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,020,734)	$ 0	$ 0